Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets
The tax effects of temporary differences that give rise to significant portions of net deferred tax assets (“DTAs”) recorded at the Company’s domestic TRS entities at December 31, 2021 and 2020 are presented in the following table:

(In Thousands)	December 31, 2021	December 31, 2020
Deferred tax assets (DTAs):
Net operating loss and tax credit carryforwards	$35,796	$37,338
Unrealized mark-to-market, impairments and loss provisions	3,753	15,203
Other realized / unrealized treatment differences	12,131	21,600
Total deferred tax assets	51,680	74,141
Less: valuation allowance	(51,680)	(74,141)
Net deferred tax assets	$—	$—

Schedule of Income Tax Provision (Benefit)	The following table summarizes the Company’s income tax provision (benefit) primarily recorded at the Company’s domestic TRS entities for the years ended December 31, 2021, 2020, and 2019:

	For the Year Ended
(In Thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Current provision (benefit)
Federal	$2,025	$1,403	$3
State	644	598	496
Total current provision (benefit)	2,669	2,001	499
Deferred provision (benefit)
Federal	—	—	—
State	—	—	—
Total deferred provision (benefit)	—	—	—
Total provision (benefit)	$2,669	$2,001	$499

Schedule of Statutory Federal Tax Rate to our Effective Tax Rate
The following is a reconciliation of the statutory federal tax rate to the Company’s effective tax rate at December 31, 2021, 2020, and 2019:

	For the Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Federal statutory rate	21.0%	21.0%	21.0%
Non-taxable REIT income (dividends paid deduction)	(4.6)%	0.1%	(20.3)%
Other differences in taxable income (loss) from GAAP	(4.7)%	(14.4)%	(3.0)%
State and local taxes	—%	—%	—%
Change in valuation allowance on DTAs	(11.1)%	(6.9)%	2.3%
Effective tax rate	0.6%	(0.2)%	—%